Significant Components of Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards	$ 3,248	$ 9,901
Loss on equity method investment	15,621	15,621
Share-based compensation	234	190
Impairment charges	177	97
Pension expense	26	29
Depreciation	37	111
Other	(61)	66
Deferred Tax Assets, Gross, Current, Total	19,282	26,015
Less: valuation allowance	(18,333)	(25,256)
Deferred tax assets - net	$ 949	$ 759